Other Income and expenses	12 Months Ended
Dec. 31, 2018
Disclosure of Other Operating Income Expense [Abstract]
Disclosure of other operating income (expense) [text block]
23.	Other Income and expenses

The Corporation recorded other income and expenses for the years ended December 31, 2018 and 2017 as follows:

	2018	2017

Credit Facility fee – warrants	$(930)	$-
Interest income	241	188
Foreign exchange gain (loss)	(15)	964
Other income (expenses)	(68)	(4)

	$(772)	$1,148